Other net income - Summary of other net income (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Finance Income [Abstract]
Government grants	¥ 450	¥ 6,904
Net loss on disposal of non-current assets	(109)
Others	2,680	1,035
Total	¥ 3,021	¥ 7,939